S000073358 [Member] Average Annual Total Returns		12 Months Ended	51 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.37%	11.97%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	12.78%
Northern Trust ESG & Climate US Large Cap Core Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.62%	11.29%
FlexShares ESG & Climate US Large Cap Core Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.49%	11.20%
Performance Inception Date			Sep. 20, 2021
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.16%	10.84%
FlexShares ESG & Climate US Large Cap Core Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	8.77%

[1]	Reflects no deduction for fees, expenses or taxes.